PREMISES AND EQUIPMENT, NET (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
PREMISES AND EQUIPMENT, NET
Beginning Balance	$ 3,827,865	$ 3,368,647
Acquisitions	1,166,967	1,401,916
Expenses - depreciation	(360,703)	(353,450)
Disposals	(93,246)	(415,495)
Assets classified as held for sale	(267,929)	(180,096)
Effect of changes in foreign exchange rate	29,350	6,343
Ending Balance	4,302,304	3,827,865
Subsidiaries held for sale	0	0
Commitments to purchase assets pledged as collateral	0	0
Fully depreciated property and equipment that is still in use	563,625
Gross carrying amount
PREMISES AND EQUIPMENT, NET
Beginning Balance	5,670,387	5,222,470
Acquisitions	1,181,198	1,408,263
Disposals	(286,648)	(698,613)
Assets classified as held for sale	(409,627)	(275,495)
Effect of changes in foreign exchange rate	64,616	13,762
Ending Balance	6,219,926	5,670,387
Gross carrying amount | Land
PREMISES AND EQUIPMENT, NET
Beginning Balance	486,915	361,732
Acquisitions	17,410	127,302
Disposals	(12,988)	(3,662)
Effect of changes in foreign exchange rate	7,644	1,543
Ending Balance	498,981	486,915
Gross carrying amount | Construction in progress
PREMISES AND EQUIPMENT, NET
Beginning Balance	30,898	2,453
Acquisitions	38,395	34,457
Disposals	(7,330)	(6,011)
Effect of changes in foreign exchange rate	1,229	(1)
Ending Balance	63,192	30,898
Gross carrying amount | Buildings
PREMISES AND EQUIPMENT, NET
Beginning Balance	1,606,420	1,344,517
Acquisitions	68,785	264,031
Disposals	(42,705)	(6,840)
Assets classified as held for sale	(2,876)
Effect of changes in foreign exchange rate	23,275	4,712
Ending Balance	1,652,899	1,606,420
Gross carrying amount | Furniture and fixtures
PREMISES AND EQUIPMENT, NET
Beginning Balance	647,381	629,428
Acquisitions	45,269	66,746
Disposals	(38,284)	(50,879)
Effect of changes in foreign exchange rate	12,382	2,086
Ending Balance	666,748	647,381
Gross carrying amount | Computer equipment
PREMISES AND EQUIPMENT, NET
Beginning Balance	952,135	896,811
Acquisitions	151,854	148,244
Disposals	(147,797)	(92,273)
Assets classified as held for sale	(6,518)	(3,668)
Effect of changes in foreign exchange rate	20,048	3,021
Ending Balance	969,722	952,135
Gross carrying amount | Vehicles
PREMISES AND EQUIPMENT, NET
Beginning Balance	1,937,136	1,671,850
Acquisitions	807,032	736,568
Disposals	(17,224)	(199,566)
Assets classified as held for sale	(400,233)	(271,827)
Effect of changes in foreign exchange rate	6	111
Ending Balance	2,326,717	1,937,136
Gross carrying amount | Ongoing Imports
PREMISES AND EQUIPMENT, NET
Beginning Balance	0	1,267
Acquisitions		0
Expenses - depreciation		0
Disposals		(1,267)
Assets classified as held for sale		0
Effect of changes in foreign exchange rate		0
Ending Balance		0
Gross carrying amount | Leasehold improvements
PREMISES AND EQUIPMENT, NET
Beginning Balance	9,502	314,412
Acquisitions	52,453	30,915
Disposals	(20,320)	(338,115)
Effect of changes in foreign exchange rate	32	2,290
Ending Balance	41,667	9,502
Accumulated depreciation
PREMISES AND EQUIPMENT, NET
Beginning Balance	(1,842,522)	(1,853,823)
Acquisitions	(14,231)	(6,347)
Expenses - depreciation	(360,703)	(353,450)
Disposals	193,402	283,118
Assets classified as held for sale	141,698	95,399
Effect of changes in foreign exchange rate	(35,266)	(7,419)
Ending Balance	(1,917,622)	(1,842,522)
Accumulated depreciation | Buildings
PREMISES AND EQUIPMENT, NET
Beginning Balance	(360,921)	(330,991)
Expenses - depreciation	(29,982)	(32,415)
Disposals	10,628	4,794
Effect of changes in foreign exchange rate	(10,523)	(2,309)
Ending Balance	(390,798)	(360,921)
Accumulated depreciation | Furniture and fixtures
PREMISES AND EQUIPMENT, NET
Beginning Balance	(372,556)	(358,934)
Expenses - depreciation	(43,471)	(40,593)
Disposals	34,563	28,687
Effect of changes in foreign exchange rate	(8,428)	(1,716)
Ending Balance	(389,892)	(372,556)
Accumulated depreciation | Computer equipment
PREMISES AND EQUIPMENT, NET
Beginning Balance	(584,103)	(567,726)
Expenses - depreciation	(118,075)	(100,653)
Disposals	142,331	82,777
Assets classified as held for sale	5,914	3,796
Effect of changes in foreign exchange rate	(16,274)	(2,297)
Ending Balance	(570,207)	(584,103)
Accumulated depreciation | Vehicles
PREMISES AND EQUIPMENT, NET
Beginning Balance	(523,911)	(444,027)
Acquisitions	(14,231)	(6,347)
Expenses - depreciation	(169,050)	(179,643)
Disposals	5,869	14,562
Assets classified as held for sale	135,784	91,603
Effect of changes in foreign exchange rate	(18)	(59)
Ending Balance	(565,557)	(523,911)
Accumulated depreciation | Leasehold improvements
PREMISES AND EQUIPMENT, NET
Beginning Balance	(1,031)	(152,145)
Expenses - depreciation	(125)	(146)
Disposals	11	152,298
Effect of changes in foreign exchange rate	(23)	(1,038)
Ending Balance	$ (1,168)	$ (1,031)